Stockholders' Equity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity
Common shares issued for cash, net of offering costs, shares	37,475,620	11,013,170
Common shares for settlement of accrued expenses, shares		16,334
Share-based compensation, shares	9,627,932	2,409,681	47,606
Warrants and options exercised, shares		999,667	6,340,775
Common Shares for Acquisition, shares			204,750
Common Shares for Series AA Conversion, shares			2,605,513
Common shares issued for cash, net of offering costs, value	$ 2,936,792	$ 3,544,448
Common shares for settlement of accrued expenses, value		5,600
Share-based compensation, value	$ 856,848	371,737	$ 2,046,074
Warrants and options exercised, value			3,072,170
Common Shares for Acquisition, value			210,913
Common Shares for Series AA Conversion, value			$ 1,171,375